Royalty Generation and Project Evaluation	12 Months Ended
Dec. 31, 2024
Royalty Investment Costs [Abstract]
Royalty Generation and Project Evaluation
Note 15 - Royalty Generation and Project Evaluation
During the year ended December 31, 2024, the Company incurred the following project and royalty generation costs, which were expensed as incurred:

	Fennoscandia	USA	Eastern Europe and Morocco	South America	Other	Technical support and project evaluation*	Total
Administration costs	$262	$203	$298	$28	$17	$112	$920
Drilling, technical, and support costs	608	2,610	458	-	96	277	4,049
Personnel	549	1,052	1,445	51	205	1,774	5,076
Property costs	597	1,763	261	598	50	-	3,269
Professional costs	141	31	275	210	53	-	710
Share-based payments	70	151	64	14	21	257	577
Travel	107	28	19	6	32	153	345
Total Expenditures	2,334	5,838	2,820	907	474	2,573	14,946
Recoveries from partners	(293)	(3,669)	-	-	-	-	(3,962)
Net Expenditures	$2,041	$2,169	$2,820	$907	$474	$2,573	$10,984

*Technical support, evaluation and due diligence related to new and existing opportunities for royalty acquisitions and strategic investments.
Note 15 - Royalty Generation and Project Evaluation (continued)
During the year ended December 31, 2023, the Company incurred the following project and royalty generation costs, which were expensed as incurred:

	Fennoscandia	USA**	Eastern Europe and Morocco	South America	Other	Technical support and project evaluation*	Total
Administration costs	$270	$361	$600	$1	$9	$68	$1,309
Drilling, technical, and support costs	832	5,705	409	4	257	305	7,512
Personnel	573	2,019	848	74	330	1,588	5,432
Professional costs	124	124	94	74	31	-	447
Property costs	140	2,018	56	289	68	-	2,571
Share-based payments	77	136	55	11	12	200	491
Travel	108	34	81	-	19	200	442
Total Expenditures	2,124	10,397	2,143	453	726	2,361	18,204
Recoveries from partners	(759)	(6,639)	-	-	-	-	(7,398)
Net Expenditures	$1,365	$3,758	$2,143	$453	$726	$2,361	$10,806
*Technical support, evaluation and due diligence related to new and existing opportunities for royalty acquisitions and strategic investments.
**Includes $1,527 in costs related to Scout Drilling LLC which was sold during the year ended December 31, 2023.